Significant Accounting Policies (Details) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Assets held in trust account				$ 35,555,976	$ 323,911,642
Cash, FDIC insured amount				250,000
Derivative liability				$ 2,500,000
Aggregate amount	$ 491,175	$ 166,966	$ 256,635
Warrant [Member]
Significant Accounting Policies [Line Items]
Diluted shares (in Shares)				12,640,544	12,640,544
Sponsor [Member]
Significant Accounting Policies [Line Items]
Aggregate amount				$ 2,359,975
Subscription Agreement [Member]
Significant Accounting Policies [Line Items]
Aggregate amount				$ 1,960,944